LIMITED PARTNERS' EQUITY (Tables)	12 Months Ended
Dec. 31, 2019
Disclosure of limited partners equity [Abstract]
Summary of composition of the distributions
The composition of the distributions are presented in the following table:

(MILLIONS)	2019	2018	2017
General partnership interest in a holding subsidiary held by Brookfield	$5	$5	$5
Incentive distribution	50	40	30

	$55	$45	$35
Participating non-controlling interests – in a holding subsidiary – Redeemable/Exchangeable units held by Brookfield	268	255	243

	$323	$300	$278

The composition of the distributions are presented in the following table:

(MILLIONS)	2019	2018
Brookfield	$116	$110
External LP unitholders	254	245

	$370	$355